THE WEITZ FUNDS

Balanced Fund

Core Plus Income Fund

Hickory Fund

Nebraska Tax-Free Income Fund

Partners III Opportunity Fund

Partners Value Fund

Short Duration Income Fund

Ultra Short Government Fund

Value Fund

(collectively, the “Funds”)

Supplement dated April 18, 2022 to the
Fund’s Prospectus (the “Prospectus”) dated July 31, 2021, as supplemented

The following new paragraph is added to the end of the section MANAGEMENT – Portfolio Managers - on page 62 of the Prospectus:

Portfolio Managers at Weitz, Inc. may serve on the board(s) of public companies where they, from time to time, will have access to material, non-public information (“MNPI”). Weitz Inc. has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

THE WEITZ FUNDS

Balanced Fund

Core Plus Income Fund

Hickory Fund

Nebraska Tax-Free Income Fund

Partners III Opportunity Fund

Partners Value Fund

Short Duration Income Fund

Ultra Short Government Fund

Value Fund

(collectively, the “Funds”)

Supplement dated April 18, 2022 to the

Funds’ Statement of Additional Information (“SAI”) dated July 31, 2021, as supplemented

The third full paragraph on page 44 of the SAI, under the section MANAGEMENT OF THE FUNDS – Portfolio Management – Portfolio Manager Conflicts of Interest, is deleted in its entirety and replaced with the following:

Portfolio Managers at Weitz, Inc. may serve on the board(s) of public companies where they, from time to time, will have access to material, non-public information (“MNPI”). Weitz Inc. has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE.